Shareholder Report	6 Months Ended
Jun. 30, 2024 USD ($) $ / shares
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Series Portfolios Trust
Entity Central Index Key	0001650149
Entity Investment Company Type	N-1A
Document Period End Date	Jun. 30, 2024
Class I
Shareholder Report [Line Items]
Fund Name	Kayne Anderson Renewable Infrastructure Fund
Class Name	Class I
Trading Symbol	KARIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Kayne Anderson Renewable Infrastructure Fund for the period of January 1, 2024, to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.kaynefunds.com/karix. You can also request this information by contacting us at 1-844-95-KAYNE (1-844-955-2963).
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-844-95-KAYNE (1-844-955-2963)
Additional Information Website	www.kaynefunds.com/karix
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$49	1.00%

Expenses Paid, Amount	$ 49
Expense Ratio, Percent	1.00%
Updated Performance Information Location [Text Block]	Visit www.kaynefunds.com/karix for more recent performance information.
Net Assets	$ 33,230,084
Holdings Count | $ / shares	35
Investment Company Portfolio Turnover	118.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of June 30, 2024)

Net Assets	$33,230,084
Number of Holdings	35
Portfolio Turnover	118%

Holdings [Text Block]

Industry	(% of net assets)
Green Utilities	44.0%
Renewable Power Companies	23.0%
Other	21.2%
Wind & Solar Yield Companies	2.7%
Renewable Energy Developers	1.8%
Cash & Other Receivables	7.3%

Top 10 Issuers	(% of net assets)
NextEra Energy, Inc.	7.9%
National Grid PLC	5.5%
Iberdrola SA	5.2%
RWE AG	4.8%
First American Treasury Obligations Fund	4.7%
E.ON SE	4.3%
Xcel Energy, Inc.	4.0%
Enel SpA	4.0%
Siemens Energy AG	3.8%
SSE PLC	3.5%

Top Ten Countries	(% of net assets)
United States	38.3%
Germany	12.9%
United Kingdom	12.0%
Canada	10.3%
Italy	6.4%
Spain	5.2%
Finland	3.3%
Denmark	2.5%
India	1.8%
Cash & Other	7.3%

Updated Prospectus Web Address	www.kaynefunds.com/karix
Retail Class
Shareholder Report [Line Items]
Fund Name	Kayne Anderson Renewable Infrastructure Fund
Class Name	Retail Class
Trading Symbol	KARRX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Kayne Anderson Renewable Infrastructure Fund for the period of January 1, 2024, to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.kaynefunds.com/karix. You can also request this information by contacting us at 1-844-95-KAYNE (1-844-955-2963).
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-844-95-KAYNE (1-844-955-2963)
Additional Information Website	www.kaynefunds.com/karix
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Retail Class	$61	1.25%

Expenses Paid, Amount	$ 61
Expense Ratio, Percent	1.25%
Updated Performance Information Location [Text Block]	Visit www.kaynefunds.com/karix for more recent performance information.
Net Assets	$ 33,230,084
Holdings Count | $ / shares	35
Investment Company Portfolio Turnover	118.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of June 30, 2024)

Net Assets	$33,230,084
Number of Holdings	35
Portfolio Turnover	118%

Holdings [Text Block]

Industry	(% of net assets)
Green Utilities	44.0%
Renewable Power Companies	23.0%
Other	21.2%
Wind & Solar Yield Companies	2.7%
Renewable Energy Developers	1.8%
Cash & Other Receivables	7.3%

Top 10 Issuers	(% of net assets)
NextEra Energy, Inc.	7.9%
National Grid PLC	5.5%
Iberdrola SA	5.2%
RWE AG	4.8%
First American Treasury Obligations Fund	4.7%
E.ON SE	4.3%
Xcel Energy, Inc.	4.0%
Enel SpA	4.0%
Siemens Energy AG	3.8%
SSE PLC	3.5%

Top Ten Countries	(% of net assets)
United States	38.3%
Germany	12.9%
United Kingdom	12.0%
Canada	10.3%
Italy	6.4%
Spain	5.2%
Finland	3.3%
Denmark	2.5%
India	1.8%
Cash & Other	7.3%

Updated Prospectus Web Address	www.kaynefunds.com/karix